Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Schedule of Impact of Adoption IFRS 15 on Statements of Financial Position (Detail)
$ in Thousands, $ in Millions
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Current assets:
Subscribers, distributors, recoverable taxes, contract assets and other, net	$ 216,226,920	$ 10,986		$ 193,776,144
Other current assets, net	15,296,193	777		17,352,746
Total current assets	349,055,524	17,734		342,235,218
Non-current assets:
Property, plant and equipment, net	640,000,720	32,516		676,343,198	$ 701,190,066	$ 573,528,878
Liabilities:
Current liabilities	467,090,889	23,731		413,336,497
Deferred income taxes	24,573,441	1,248		11,997,364	14,061,881
Total liabilities	1,183,350,970	60,121		1,225,578,335	1,244,018,507
Total assets	1,429,223,392	72,613		1,486,211,852	1,515,042,274
Equity:
Retained earnings	237,255,485	12,053		171,087,598
Non-controlling interests	49,876,777	2,534		66,469,205
Total equity	245,872,422	12,492		260,633,517	271,023,767	160,854,186
Current liabilities:
Short-term debt and current portion of long-term debt	96,230,634	4,889		51,745,841
Deferred revenues	32,743,843	1,664		34,272,047
Total current liabilities	467,090,889	23,731		413,336,497
Non-current-liabilities:
Long-term debt	542,691,819	27,572		646,139,058
Deferred income taxes	24,573,441	1,248		11,997,364	14,061,881
Other liabilities	173,568,262			166,102,780
Total liabilities	1,183,350,970	60,121		1,225,578,335	1,244,018,507
Total equity	245,872,422	12,492		260,633,517	$ 271,023,767	$ 160,854,186
Total liabilities and equity	1,429,223,392	$ 72,613		$ 1,486,211,852
Increase/(decrease) [member]
Current assets:
Subscribers, distributors, recoverable taxes, contract assets and other, net	30,923,286		$ 31,261,436
Total current assets	30,923,286
Non-current assets:
Subscribers, distributors, recoverable taxes, contract assets and other, net	5,437,263
Liabilities:
Current liabilities	1,095,625		562,651
Deferred income taxes	9,190,941		8,725,841
Total liabilities	10,286,566		9,288,492
Total assets	36,360,549
Equity:
Retained earnings			21,454,504
Non-controlling interests			518,440
Total equity	26,073,983		21,972,944
Current liabilities:
Accounts payable and other liabilities	667,472
Deferred revenues	428,153
Total current liabilities	1,095,625		562,651
Non-current-liabilities:
Deferred income taxes	9,190,941		8,725,841
Total liabilities	10,286,566		9,288,492
Total equity	26,073,983		21,972,944
Total liabilities and equity	36,360,549		$ 31,261,436
IFRS 15 [member]
Current assets:
Cash and cash equivalents and equity investments at fair value	70,675,896
Subscribers, distributors, recoverable taxes, contract assets and other, net	216,226,920
Other current assets, net	62,152,708
Total current assets	349,055,524
Non-current assets:
Property, plant and equipment, net	640,000,720
Intangibles and other assets, net	424,485,276
Subscribers, distributors, recoverable taxes, contract assets and other, net	15,681,872
Liabilities:
Current liabilities	467,090,889
Deferred income taxes	24,573,441
Total liabilities	1,183,350,970
Total assets	1,429,223,392
Equity:
Total equity	245,872,422
Current liabilities:
Short-term debt and current portion of long-term debt	96,230,634
Accounts payable and other liabilities	338,116,412
Deferred revenues	32,743,843
Total current liabilities	467,090,889
Non-current-liabilities:
Long-term debt	542,691,819
Deferred income taxes	24,573,441
Other liabilities	148,994,821
Total liabilities	1,183,350,970
Total equity	245,872,422
Total liabilities and equity	1,429,223,392
Previous IFRS [member]
Current assets:
Cash and cash equivalents and equity investments at fair value	70,675,896
Subscribers, distributors, recoverable taxes, contract assets and other, net	185,303,634
Other current assets, net	62,152,708
Total current assets	318,132,238
Non-current assets:
Property, plant and equipment, net	640,000,720
Intangibles and other assets, net	424,485,276
Subscribers, distributors, recoverable taxes, contract assets and other, net	10,244,609
Liabilities:
Current liabilities	465,995,264
Deferred income taxes	15,382,500
Total liabilities	1,173,064,404
Total assets	1,392,862,843
Equity:
Total equity	219,798,439
Current liabilities:
Short-term debt and current portion of long-term debt	96,230,634
Accounts payable and other liabilities	337,448,940
Deferred revenues	32,315,690
Total current liabilities	465,995,264
Non-current-liabilities:
Long-term debt	542,691,819
Deferred income taxes	15,382,500
Other liabilities	148,994,821
Total liabilities	1,173,064,404
Total equity	219,798,439
Total liabilities and equity	$ 1,392,862,843